LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.19%
Australia–4.61%
Aristocrat Leisure Ltd.	86,552	$2,751,078
BHP Group Ltd.	477,109	17,263,010
Brambles Ltd.	178,239	2,797,332
Cochlear Ltd.	7,355	865,468
Coles Group Ltd.	147,682	2,239,562
Commonwealth Bank of Australia	26,099	3,056,369
Computershare Ltd.	46,040	908,022
Fortescue Ltd.	499,469	7,137,212
Goodman Group	117,633	2,111,925
Pro Medicus Ltd.	15,105	1,244,908
REA Group Ltd.	10,352	1,134,148
Stockland	284,590	854,290
Wesfarmers Ltd.	36,446	1,860,786
		44,224,110
Austria–0.40%
Erste Group Bank AG	8,619	931,070
OMV AG	27,648	2,022,729
Raiffeisen Bank International AG	20,472	876,750
		3,830,549
Belgium–0.32%
Ageas SA	29,429	2,166,357
Anheuser-Busch InBev SA	13,277	918,583
		3,084,940
China–0.36%
Yangzijiang Shipbuilding Holdings Ltd.	1,160,300	3,446,541
		3,446,541
Denmark–1.07%
†Genmab AS	3,547	955,283
Novo Nordisk AS Class B	193,715	7,088,897
Pandora AS	30,436	2,175,379
		10,219,559
Finland–0.93%
Kone OYJ Class B	48,475	3,094,680
Nordea Bank Abp	55,111	948,965
Sampo OYJ Class A	231,898	2,466,498
Wartsila OYJ Abp	65,710	2,447,564
		8,957,707
France–10.08%
Air Liquide SA	19,180	3,964,477
Airbus SE	5,413	1,023,451
AXA SA	149,938	6,889,881
BNP Paribas SA	134,395	12,802,956
Bouygues SA	33,631	1,949,142
Capgemini SE	9,026	1,065,054
Cie de Saint-Gobain SA	38,308	3,171,688
Credit Agricole SA	177,241	3,308,086
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Eiffage SA	7,428	$1,139,215
EssilorLuxottica SA	6,133	1,429,143
Hermes International SCA	1,904	3,606,844
Ipsen SA	6,472	1,209,511
Klepierre SA	83,312	3,127,714
L'Oreal SA	29,316	11,969,445
LVMH Moet Hennessy Louis Vuitton SE	11,933	6,523,167
Orange SA	193,671	3,970,847
Publicis Groupe SA	11,098	918,576
Safran SA	42,717	13,978,257
Sanofi SA	56,016	5,409,452
Schneider Electric SE	7,412	2,018,893
Societe Generale SA	81,171	5,926,854
TotalEnergies SE	14,366	1,318,427
		96,721,080
Germany–8.24%
Allianz SE	27,516	11,620,513
Bayer AG	47,659	2,205,573
Deutsche Bank AG	364,909	10,859,719
Deutsche Lufthansa AG	150,771	1,283,932
Deutsche Post AG	116,460	6,138,246
Deutsche Telekom AG	216,459	8,078,957
Fresenius Medical Care AG	21,245	962,771
GEA Group AG	33,862	2,428,504
Mercedes-Benz Group AG	79,071	4,859,933
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,405	1,518,857
Rheinmetall AG	1,412	2,381,742
RWE AG	170,345	11,460,607
SAP SE	53,381	9,100,530
Siemens AG	12,986	3,163,833
Siemens Energy AG	17,312	2,985,445
		79,049,162
Hong Kong–2.57%
AIA Group Ltd.	397,400	4,415,640
CK Asset Holdings Ltd.	382,500	2,188,585
CK Hutchison Holdings Ltd.	539,014	4,137,482
Hong Kong Exchanges & Clearing Ltd.	59,500	3,001,654
Jardine Matheson Holdings Ltd.	14,500	1,042,306
SITC International Holdings Co. Ltd.	589,000	2,578,950
Sun Hung Kai Properties Ltd.	75,500	1,257,138
Techtronic Industries Co. Ltd.	76,000	1,009,297
WH Group Ltd.	3,800,365	4,995,336
		24,626,388
LVIP Franklin Templeton Multi-Factor International Equity Fund–1

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Ireland–1.07%
AerCap Holdings NV	62,371	$8,556,054
AIB Group PLC	160,236	1,710,537
		10,266,591
Israel–1.10%
Bank Hapoalim BM	51,063	1,199,214
Bank Leumi Le-Israel BM	143,012	3,198,153
†Check Point Software Technologies Ltd.	20,421	2,917,140
†Nice Ltd.	29,275	3,232,209
		10,546,716
Italy–2.88%
Banca Mediolanum SpA	104,723	2,121,814
Enel SpA	502,880	5,497,901
Generali	96,579	3,885,519
Intesa Sanpaolo SpA	156,715	947,794
Leonardo SpA	25,670	1,746,059
Poste Italiane SpA	178,667	4,205,599
Prysmian SpA	23,841	2,815,410
UniCredit SpA	74,842	5,369,448
Unipol Assicurazioni SpA	43,151	1,002,405
		27,591,949
Japan–22.97%
Advantest Corp.	49,900	6,886,531
AGC, Inc.	44,600	1,580,067
Aisin Corp.	63,000	887,550
Asahi Kasei Corp.	222,300	2,175,089
Asics Corp.	115,700	3,110,605
Astellas Pharma, Inc.	597,100	9,733,813
Bandai Namco Holdings, Inc.	45,900	1,132,371
Central Japan Railway Co.	102,700	2,670,322
Chubu Electric Power Co., Inc.	194,700	3,210,001
Chugai Pharmaceutical Co. Ltd.	20,000	1,102,969
Daifuku Co. Ltd.	105,000	3,707,451
Dai-ichi Life Holdings, Inc.	134,800	1,243,124
Daikin Industries Ltd.	16,400	1,967,128
Daito Trust Construction Co. Ltd.	133,600	3,130,805
Daiwa House Industry Co. Ltd.	143,700	4,508,291
Disco Corp.	2,900	1,181,991
ENEOS Holdings, Inc.	116,500	1,049,680
Fuji Electric Co. Ltd.	16,900	1,183,880
Fujikura Ltd.	66,600	1,831,635
Hitachi Ltd.	155,000	4,547,001
Hoya Corp.	33,400	5,790,236
Hulic Co. Ltd.	216,100	2,518,982
Inpex Corp.	66,300	1,961,119
Japan Post Holdings Co. Ltd.	104,000	1,200,831
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Japan Post Insurance Co. Ltd.	254,700	$2,568,802
Kansai Electric Power Co., Inc.	355,800	5,915,555
KDDI Corp.	208,000	3,541,559
†Kioxia Holdings Corp.	14,000	1,828,401
Kirin Holdings Co. Ltd.	60,300	959,143
Komatsu Ltd.	118,300	4,710,773
Konami Group Corp.	15,000	1,848,421
Lasertec Corp.	8,700	1,936,389
LY Corp.	381,100	918,882
M3, Inc.	95,200	977,168
Makita Corp.	29,600	972,844
Marubeni Corp.	80,800	2,955,821
Mitsubishi Chemical Group Corp.	499,200	2,918,386
Mitsubishi Electric Corp.	158,700	5,190,614
Mitsubishi Heavy Industries Ltd.	35,700	980,917
Mitsubishi UFJ Financial Group, Inc.	194,600	3,295,341
Mizuho Financial Group, Inc.	65,700	2,659,783
MS&AD Insurance Group Holdings, Inc.	82,000	2,139,837
Murata Manufacturing Co. Ltd.	81,900	1,837,608
NEC Corp.	94,100	2,341,498
Nexon Co. Ltd.	72,400	1,363,775
Nintendo Co. Ltd.	15,400	879,119
Nitto Denko Corp.	246,100	4,923,039
Nomura Holdings, Inc.	258,200	2,033,075
Olympus Corp.	113,500	1,081,352
Oracle Corp. Japan	16,000	867,723
ORIX Corp.	362,900	10,767,729
Osaka Gas Co. Ltd.	73,000	2,956,830
Panasonic Holdings Corp.	61,000	1,023,052
Recruit Holdings Co. Ltd.	190,200	8,287,002
Ryohin Keikaku Co. Ltd.	41,900	894,129
SBI Holdings, Inc.	51,000	944,333
SCREEN Holdings Co. Ltd.	23,600	1,406,006
Shin-Etsu Chemical Co. Ltd.	123,500	5,028,769
Shionogi & Co. Ltd.	114,000	2,521,788
SoftBank Group Corp.	63,500	1,546,209
Sompo Holdings, Inc.	118,400	4,609,103
Sony Group Corp.	181,300	3,778,785
Subaru Corp.	225,300	3,629,894
Sumitomo Corp.	140,200	5,246,152
Sumitomo Electric Industries Ltd.	14,300	812,527
Sumitomo Mitsui Financial Group, Inc.	37,300	1,226,436
Sumitomo Realty & Development Co. Ltd.	43,800	1,242,860
LVIP Franklin Templeton Multi-Factor International Equity Fund–2

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Suzuki Motor Corp.	199,600	$2,432,869
TDK Corp.	118,400	1,538,048
TIS, Inc.	45,700	977,131
Tokio Marine Holdings, Inc.	84,900	3,985,285
Tokyo Electron Ltd.	22,300	5,540,456
Tokyo Gas Co. Ltd.	25,300	1,191,530
Toyota Motor Corp.	359,900	7,481,361
Toyota Tsusho Corp.	216,400	8,386,960
Yokogawa Electric Corp.	96,300	2,976,031
		220,388,572
Luxembourg–0.38%
CVC Capital Partners PLC	77,211	1,008,011
Eurofins Scientific SE	36,407	2,656,582
		3,664,593
Macau–0.09%
Sands China Ltd.	423,600	902,834
		902,834
Mexico–0.19%
Fresnillo PLC	40,272	1,785,098
		1,785,098
Netherlands–5.17%
ABN AMRO Bank NV	30,378	963,007
ASML Holding NV	21,664	28,807,834
Heineken Holding NV	58,282	4,147,712
ING Groep NV	35,606	924,213
Koninklijke Ahold Delhaize NV	183,255	8,534,040
Koninklijke KPN NV	309,103	1,722,825
†Magnum Ice Cream Co. NV	61,889	909,202
NN Group NV	12,472	974,012
Prosus NV	23,856	1,104,427
Wolters Kluwer NV	20,882	1,559,639
		49,646,911
New Zealand–0.15%
Fisher & Paykel Healthcare Corp. Ltd.	67,512	1,463,894
		1,463,894
Norway–1.88%
Aker BP ASA	49,371	1,825,193
Equinor ASA	230,109	9,803,650
Norsk Hydro ASA	121,388	1,293,801
Orkla ASA	78,916	993,128
Yara International ASA	71,350	4,170,719
		18,086,491
Portugal–0.24%
Galp Energia SGPS SA	54,081	1,296,731
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Portugal (continued)
Jeronimo Martins SGPS SA	41,167	$984,358
		2,281,089
Singapore–0.83%
DBS Group Holdings Ltd.	34,300	1,526,354
Singapore Exchange Ltd.	345,300	5,267,596
Singapore Technologies Engineering Ltd.	141,800	1,203,490
		7,997,440
Spain–5.88%
Acciona SA	10,298	2,707,986
Aena SME SA	205,313	6,056,179
Banco Bilbao Vizcaya Argentaria SA	400,576	8,652,264
Banco Santander SA	650,544	7,293,067
CaixaBank SA	417,390	5,003,527
Endesa SA	129,058	5,382,116
Iberdrola SA	313,595	7,179,491
Industria de Diseno Textil SA	77,551	4,514,151
Naturgy Energy Group SA	37,891	1,134,325
Repsol SA	302,433	8,513,026
		56,436,132
Sweden–3.25%
Atlas Copco AB Class A	54,720	965,634
Atlas Copco AB Class B	61,606	963,041
†Boliden AB	33,383	1,749,998
Evolution AB	36,048	2,265,560
H & M Hennes & Mauritz AB Class B	86,851	1,624,882
Industrivarden AB Class C	72,851	3,611,130
Investor AB Class B	199,888	7,570,700
Nordea Bank Abp	52,305	897,184
Sandvik AB	77,366	2,974,091
†Spotify Technology SA	9,961	4,830,189
Swedbank AB Class A	30,465	1,038,354
Telefonaktiebolaget LM Ericsson Class B	236,386	2,694,856
		31,185,619
Switzerland–9.15%
ABB Ltd.	66,778	5,429,581
Avolta AG	15,894	952,946
Cie Financiere Richemont SA Class A	15,421	2,722,824
Coca-Cola HBC AG Class DI	61,505	3,464,529
Geberit AG	6,662	4,497,049
Holcim AG	49,655	4,104,578
Logitech International SA	24,283	2,255,029
Nestle SA	121,800	11,947,484
Novartis AG	135,631	20,818,588
LVIP Franklin Templeton Multi-Factor International Equity Fund–3

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Partners Group Holding AG	933	$1,005,625
Roche Holding AG	43,471	17,348,878
Roche Holding AG Class BR	3,768	1,561,317
Schindler Holding AG	18,767	6,091,474
Sika AG	5,401	893,964
Sonova Holding AG	3,884	885,604
UBS Group AG	24,987	974,328
VAT Group AG	2,939	1,833,469
Zurich Insurance Group AG	1,375	971,875
		87,759,142
Thailand–0.13%
†Sea Ltd. ADR	15,200	1,258,712
		1,258,712
United Kingdom–14.16%
3i Group PLC	254,430	8,292,130
Admiral Group PLC	22,781	952,832
Airtel Africa PLC	213,229	983,272
AstraZeneca PLC	30,203	5,905,893
Autotrader Group PLC	389,076	2,435,259
BAE Systems PLC	141,539	4,149,711
Barclays PLC	2,053,441	10,746,652
BT Group PLC	1,252,808	3,511,078
Centrica PLC	424,829	1,202,876
Compass Group PLC	140,260	3,913,382
Endeavour Mining PLC	55,662	3,353,623
GSK PLC	363,559	10,014,407
HSBC Holdings PLC (London Shares)	1,114,981	18,310,871
Imperial Brands PLC	59,621	2,417,500
InterContinental Hotels Group PLC	7,296	962,159
International Consolidated Airlines Group SA Class DI	192,049	911,524
Intertek Group PLC	20,764	1,010,355
JD Sports Fashion PLC	1,130,552	1,072,282
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Kingfisher PLC	226,946	$862,925
Lloyds Banking Group PLC	731,718	906,916
NatWest Group PLC	895,587	6,634,457
Next PLC	25,130	4,245,683
Reckitt Benckiser Group PLC	13,361	898,398
RELX PLC	90,938	2,979,343
Rio Tinto PLC	43,926	4,075,176
Rolls-Royce Holdings PLC	447,215	6,794,281
Sage Group PLC	244,188	2,736,223
Shell PLC	199,582	9,243,652
Smith & Nephew PLC	235,555	3,732,135
Standard Chartered PLC	149,235	3,110,036
Unilever PLC	140,547	7,715,943
Vodafone Group PLC	1,166,878	1,760,062
		135,841,036
United States–0.09%
†Monday.com Ltd.	12,850	888,064
		888,064
Total Common Stock (Cost $720,341,380)		942,150,919
ΔPREFERRED STOCK–0.09%
Germany–0.09%
•Henkel AG & Co. KGaA 3.06%	11,821	913,162
Total Preferred Stock (Cost $962,784)		913,162

MONEY MARKET FUND–0.83%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.60%)	7,933,735	7,933,735
Total Money Market Fund (Cost $7,933,735)		7,933,735

TOTAL INVESTMENTS–99.11% (Cost $729,237,899)	950,997,816
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.89%	8,540,440
NET ASSETS APPLICABLE TO 90,746,876 SHARES OUTSTANDING–100.00%	$959,538,256

ΔSecurities have been classified by country of origin.
†Non-income producing.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

LVIP Franklin Templeton Multi-Factor International Equity Fund–4

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2026:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
62	ICE U.S. mini MSCI EAFE Index Futures	$8,993,410	$9,090,258	6/19/26	$—	$(96,848)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
LVIP Franklin Templeton Multi-Factor International Equity Fund–5